ACCOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Details
Credit Card Proceeds Receivable		$ 5,545
Due From Trading Platform, ANX (Note 8)	297,309	10,319
Total Accounts receivable	$ 297,309	$ 15,864